Related party transactions - Key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions
Capital	€ 293,413	€ 293,004
General Partner
Transactions
Amount paid for services received from related party	23,632	30,212	€ 33,284
Annual fee portion of reimbursements paid to related party	€ 120	120	€ 120
Annual fee, as percent of General Partner's share capital	4.00%
Capital	€ 3,000
Balances
Accounts receivable	816	769
Accounts payable	€ 27,289	€ 24,265